UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                   Date of reporting period: February 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS




OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2010
(UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----

              COMMON STOCKS                           92.3%
              MAJOR GOLD PRODUCERS                    33.6%
  225,000     AngloGold Ashanti Ltd. ADR                          $   8,185,500
   75,000     Barrick Gold Corp.                                      2,824,500
  270,000     Gold Fields Ltd. ADR                                    3,102,300
  500,050     Goldcorp, Inc.                                         18,891,889
  430,680     Kinross Gold Corp.                                      7,803,922
  107,333     Lihir Gold Ltd.                                           254,708
   32,200     Lihir Gold Ltd. ADR                                       776,342
  116,500     Newmont Mining Corp.                                    5,741,120
                                                                  -------------
                                                                     47,580,281
                                                                  -------------
              INTERMEDIATE/MID-TIER GOLD PRODUCERS    33.7%
  161,860     Agnico-Eagle Mines Ltd.                                 9,318,280
  500,000     Centerra Gold, Inc.*                                    6,059,603
  430,000     Eldorado Gold Corp.*                                    5,405,100
  155,833     Eldorado Gold Corp. CDI*                                1,948,087
  504,800     IAMGOLD Corp.                                           7,455,896
  250,000     Northgate Minerals Corp.*                                 681,173
  140,000     Randgold Resources Ltd. ADR                            10,081,400
  634,750     Yamana Gold, Inc.                                       6,690,265
                                                                  -------------
                                                                     47,639,804
                                                                  -------------
              JUNIOR GOLD PRODUCERS                   10.8%
  100,000     Aura Minerals, Inc.*                                      364,238
  250,000     Aurizon Mines Ltd.*                                     1,002,500
  291,200     Claude Resources, Inc.*                                   278,252
  150,000     Jaguar Mining, Inc.*                                    1,410,596
  281,011     Kingsgate Consolidated Ltd.                             2,216,985
  200,000     New Gold, Inc.*                                           878,000
  300,000     Red Back Mining, Inc.*                                  5,755,913
  815,500     San Gold Corp.*                                         2,808,344
  133,700     SEMAFO, Inc.*                                             610,947
                                                                  -------------
                                                                     15,325,775
                                                                  -------------
              EXPLORATION AND DEVELOPMENT COMPANIES    7.3%
  250,000     Anatolia Minerals Development Ltd.*                       851,466
  400,000     Argentex Mining Corp.*                                    296,000
  500,000     B2Gold Corp.*                                             648,061
  400,000     Bison Gold Resources, Inc.*                                56,764
  500,000     Evolving Gold Corp.*                                      435,194
  829,500     Grayd Resource Corp.*                                     588,576
  250,000     Great Basin Gold Ltd.*                                    405,000
   60,900     Guyana Goldfields, Inc.*                                  375,656
  200,000     International Tower Hill Mines Ltd.*                    1,313,150

  200,000     Keegan Resources, Inc.*                             $   1,134,000
  300,000     MAG Silver Corp.*                                       1,901,608
  146,400     Nevsun Resources Ltd.*                                    346,968
  300,000     Rainy River Resources Ltd.*                             1,404,920
  300,000     Sabina Silver Corp.*                                      323,557
2,616,000     Sutter Gold Mining, Inc.*                                 222,744
                                                                  -------------
                                                                     10,303,664
                                                                  -------------
              PRIMARY SILVER PRODUCERS                 3.4%
  225,000     Fortuna Silver Mines, Inc.*                               489,593
   48,075     Pan American Silver Corp.                               1,033,613
  216,599     Silver Wheaton Corp.*                                   3,290,993
                                                                  -------------
                                                                      4,814,199
                                                                  -------------
              OTHER                                    3.5%
  206,812     Altius Minerals Corp.*                                  1,631,799
   14,800     Franco-Nevada Corp.                                       383,372
   65,000     Royal Gold, Inc.                                        2,921,100
                                                                  -------------
                                                                      4,936,271
                                                                  -------------

               TOTAL COMMON STOCKS
                (Cost $38,283,864)                                  130,599,994
                                                                  -------------

              EXCHANGE TRADED FUNDS                    6.1%
   90,000     iShares Silver Trust*                                   1,446,300
   65,000     SPDR Gold Trust*                                        7,112,950
                                                                  -------------

               TOTAL EXCHANGE TRADED FUNDS
                (Cost $3,931,360)                                     8,559,250
                                                                  -------------

              WARRANTS                                 0.0%
  150,000     EMC Metals Corp.*+#
                Exercise Price 3.35 CAD, Exp. 8/15/2011                      --
   37,500     Golden Predator Royalty & Development Corp.*
                Exercise Price 1.34 CAD, Exp. 8/15/2011                   9,579
  100,000     Yukon-Nevada Gold Corp.*
                Exercise Price 3.00 CAD, Exp. 6/20/2012                   3,075
                                                                  -------------

               TOTAL WARRANTS
                (Cost $0)                                                12,654
                                                                  -------------

              SHORT-TERM INVESTMENT                    1.9%
2,740,946     UMB Money Market Fiduciary, 0.03%                       2,740,946

               TOTAL SHORT-TERM INVESTMENT
                (Cost $2,740,946)                                     2,740,946
                                                                  -------------

               TOTAL INVESTMENTS
                (Cost $44,956,170)                   100.3%       $ 141,912,844
              LIABILITIES LESS OTHER ASSETS          (0.3)%            (378,299)
                                                                  -------------
              TOTAL NET ASSETS                       100.0%       $ 141,534,545
                                                                  =============

ADR - American Depository Receipt.

CDI - CHESS Depositary Interests. A CDI is a financial product quoted on the Australian Stock Exchange that confers a beneficial interest in the foreign financial product to which it relates. For example, if a foreign company issues CDIs in respect of its shares, the holders of the CDIs obtain "beneficial ownership" of those foreign financial products. The main difference between holding CDIs and holding foreign financial products directly is that you have beneficial ownership of the equivalent number of foreign financial products instead of legal title. Legal title to the foreign financial products is held by a nominee company on behalf of CDI holders.

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

  SUMMARY OF INVESTMENTS BY COUNTRY

                                                              Percent of
                                                              Investment
  Country                                  Market Value       Securities
--------------------------------------------------------------------------------
  Australia                          $        2,216,985           1.6%
  Canada                                     97,037,193          68.4
  Jersey                                     10,081,400           7.1
  New Guinea                                  1,031,050           0.7
  South Africa                               11,287,800           7.9
  United States(1)                           20,258,416          14.3
                                     ----------------------------------------

  Total                              $      141,912,844         100.0%
                                     ========================================


(1) Includes short-term securities.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION
     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.
     In September 2006, the Financial Accounting Standards Board ("FASB") issued FAIR VALUE MEASUREMENTS AND DISCLOSURES effective for fiscal years and interim periods ending after November 15, 2007. FAIR VALUE MEASUREMENTS AND DISCLOSURES defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. The Fund adopted FAIR VALUE MEASUREMENTS AND DISCLOSURES during fiscal year 2008.
     Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. In April 2009, FASB issued DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("Determining Fair Value"), effective for interim and annual periods ending after June 15, 2009. Determining Fair Value expands existing FAIR VALUE

MEASUREMENTS AND DISCLOSURES to include a breakout of the current FAIR VALUE MEASUREMENTS AND DISCLOSURES chart to add sector and/or security types. These inputs are summarized into three broad levels as described below:

   o  Level 1 - quoted prices in active markets for identical securities
   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets:

----------------------------------------- -------------- ----------- -----------
            SECTOR                            LEVEL 1      LEVEL 2     LEVEL 3
----------------------------------------- -------------- ----------- -----------
COMMON STOCKS
----------------------------------------- -------------- ----------- -----------

  Major Gold Producers                      $47,580,281  $   --      $    --
----------------------------------------- -------------- ----------- -----------

  Intermediate/Mid-Tier Gold Producers       47,639,804      --           --
----------------------------------------- -------------- ----------- -----------

  Junior Gold Producers                      15,325,775      --           --
----------------------------------------- -------------- ----------- -----------

  Exploration and Development Companies      10,303,664      --           --
----------------------------------------- -------------- ----------- -----------

  Primary Silver Producers                    4,814,199      --           --
----------------------------------------- -------------- ----------- -----------

  Other                                       4,936,271      --           --
----------------------------------------- -------------- ----------- -----------

EXCHANGE TRADED FUNDS                         8,559,250      --           --
----------------------------------------- -------------- ----------- -----------

SHORT-TERM INVESTMENT                         2,740,946      --           --
----------------------------------------- -------------- ----------- -----------
WARRANTS
----------------------------------------- -------------- ----------- -----------

  Junior Gold Producers                           3,075      --           --
----------------------------------------- -------------- ----------- -----------

  Exploration and Development Companies           9,579      --           --
----------------------------------------- -------------- ----------- -----------
TOTAL                                      $141,912,844  $   --      $    --
----------------------------------------- -------------- ----------- -----------

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
     In July 2006, FASB issued ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES in fiscal year 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 28, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009. At February 28, 2010, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.
     In March 2008, the FASB issued DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES effective for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING Activities on May 31, 2009. DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows.
     Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not enter into any warrants during the period ended February 28, 2010. At February 28, 2010, the Fund held warrants as listed on the Schedule of Investments.

NOTE 3. FEDERAL INCOME TAX INFORMATION
     At February 28, 2010, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

                Cost of investments .........................  $46,283,956
                                                               ===========
                Unrealized appreciation .....................  $96,508,476
                Unrealized depreciation .....................     (880,065)
                                                               -----------
                Net unrealized appreciation on investments ..  $95,628,411
                                                               ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ GREGORY M. ORRELL
    ---------------------
    Gregory M. Orrell
    President

Date:  April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ GREGORY M. ORRELL
    ---------------------
    Gregory M. Orrell
    President

Date:  April 22, 2010


By: /s/ JACKLYN ORRELL
    ------------------
    Jacklyn Orrell
    Treasurer

Date:    April 22, 2010